------------------------------
                                                     The latest report from your
                                                          Fund's management team
                                                  ------------------------------

                                SEMIANNUAL REPORT
--------------------------------------------------------------------------------

                                    [GRAPHIC]

                                    Strategic
                                   Income Fund

                                NOVEMBER 30, 1999

                           [LOGO] JOHN HANCOCK FUNDS
                                  A Global Investment Management Firm

                    ----------------------------------------

                                    TRUSTEES
                              DENNIS S. ARONOWITZ*
                                STEPHEN L. BROWN
                            RICHARD P. CHAPMAN, JR.*
                               WILLIAM J. COSGROVE
                                LELAND O. ERDAHL
                               RICHARD A. FARRELL
                                 MAUREEN R. FORD
                                 GAIL D. FOSLER
                                WILLIAM F. GLAVIN
                                 ANNE C. HODSDON
                                DR. JOHN A. MOORE
                              PATTI MCGILL PETERSON
                                 JOHN W. PRATT*
                               RICHARD S. SCIPIONE
                         *Members of the Audit Committee

                                    OFFICERS
                                STEPHEN L. BROWN
                                    Chairman
                                 MAUREEN R. FORD
                    Vice Chairman and Chief Executive Officer
                                 ANNE C. HODSDON
                       President, Chief Operating Officer
                          and Chief Investment Officer
                                 OSBERT M. HOOD
                          Executive Vice President and
                             Chief Financial Officer
                                 SUSAN S. NEWTON
                          Vice President and Secretary
                               JAMES J. STOKOWSKI
                          Vice President and Treasurer
                                THOMAS H. CONNORS
                      Vice President and Compliance Officer

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                           BOSTON, MASSACHUSETTS 02116

                                 TRANSFER AGENT
                      JOHN HANCOCK SIGNATURE SERVICES, INC.
                         1 JOHN HANCOCK WAY, SUITE 1000
                        BOSTON, MASSACHUSETTS 02217-1000

                               INVESTMENT ADVISER
                           JOHN HANCOCK ADVISERS, INC.
                              101 HUNTINGTON AVENUE
                        BOSTON, MASSACHUSETTS 02199-7603

                              PRINCIPAL DISTRIBUTOR
                            JOHN HANCOCK FUNDS, INC.
                              101 HUNTINGTON AVENUE
                        BOSTON, MASSACHUSETTS 02199-7603

                                  LEGAL COUNSEL
                                HALE AND DORR LLP
                                 60 STATE STREET
                        BOSTON, MASSACHUSETTS 02109-1803

                    ----------------------------------------

===================================CEO CORNER===================================

DEAR FELLOW SHAREHOLDERS:

I am delighted that one of my first official duties at John Hancock Funds is to welcome you to the New Millennium! I wish you all the best for a century filled with momentous occasions.

Every New Year, of course, provides us with a built-in opportunity to make new resolutions, or re-commit to old ones. It seems fitting, therefore, that this special New Year 2000 coincides with a very important, although certainly less exotic, event.

Starting last October, personalized Social Security statements are being sent to 125 million workers over age 25, showing estimates of the retirement, disability and survivor benefits that they and their families are eligible to receive now and in the future.

--------------------------------------------------------------------------------
[A 1" x 1" photo of Maureen R. Ford, Vice Chairman and Chief Executive Officer, flush right next to fourth paragraph.]
--------------------------------------------------------------------------------

The statements, to be sent out annually, will provide people with a glimpse of what they can expect from the government when they retire. This should be comforting to those who feared that Social Security wouldn't be there for them at all. But many people also already know that government benefits will only fulfill a small piece of their retirement needs.

The best thing about this massive mailing is that it can serve as a wake-up call to encourage families to focus more on planning for their financial future.

When you receive your statement, expected to be within three months of your next birthday, we urge you to read it carefully for accuracy, making sure your annual earnings history and amounts you have contributed over the years are correct. Keep in mind that the estimated benefits are precisely that, and that rules and regulations may change by the time you retire. Also remember that they are not inflation adjusted, so it would be unrealistic to expect them to have the same purchasing power in the future as they would today.

We also encourage you to use this mailing as a reason to contact your investment professional, or to select one if you are not working with somebody. He or she can help you focus on establishing and maintaining a sound plan to achieve a comfortable retirement. Together, you should make sure to maximize your participation in tax-advantaged programs like IRAs and 401(k)s.

The stakes are too high to leave your retirement lifestyle to chance. Congress' awareness-raising effort is commendable. The next step is yours. Mark the beginning of the New Millennium by taking it.

Sincerely,


/s/ Maureen R. Ford

MAUREEN R. FORD, VICE CHAIRMAN AND CHIEF EXECUTIVE OFFICER

================================================================================

            BY FREDERICK CAVANAUGH, CFA, MANAGEMENT TEAM LEADER, AND
      ARTHUR N. CALAVRITINOS, CFA, JANET L. CLAY, CFA, AND DANIEL S. JANIS,
                               PORTFOLIO MANAGERS

                                  John Hancock
                              Strategic Income Fund

                    Bond market slips amid inflation worries

Recently, shareholders of John Hancock Short-Term Strategic Income Fund voted to merge their fund into John Hancock Strategic Income Fund, effective October 22, 1999.

U.S. Treasury bonds suffered losses during the six-month period ended November 30, 1999, as concerns about the strength of the domestic and global economies and rising interest rates took their toll. In response to evidence that the U.S. economy was growing at a much faster-than-anticipated clip and that many previously sluggish foreign economies were on the mend, the Federal Reserve Board raised interest rates three times between June and November to stave off any brewing inflationary pressures. In response, Treasuries posted their worst returns since 1994, a year when the Fed hiked rates six times.

   Since high-yield bonds carry higher levels of income that help partially cushion them against rising interest rates, they outpaced Treasuries. That said, high-yield bond returns were muted by a host of other challenges. Demand for high-yield bonds was rather anemic given the red-hot stock market and concerns that some markets might freeze up at year end in response to potential Y2K-related problems. Meanwhile, the supply of high-yield securities expanded. Many corporations rushed to issue debt in the summer and fall to lock in relatively low interest rates, while others accelerated issuance in order

"...the Federal Reserve Board raised interest rates to stave off any brewing inflationary pressures."

--------------------------------------------------------------------------------
[A 3 1/2" x 2 1/2" photo at bottom right side of page of John Hancock Strategic Income Fund. Caption below reads "Portfolio management team members (l-r):
"Janet Clay, Dan Janis, Arthur Calavritinos and Fred Cavanaugh."]
--------------------------------------------------------------------------------

================================================================================

                   John Hancock Funds - Strategic Income Fund

"Among our best performers were telecommunications companies..."

--------------------------------------------------------------------------------
[Table at top left hand column entitled "Top Five Bond Sectors." The first listing is U.S. Treasury & Government Agencies 31%, the second is Telecommunications 20%, the third Foreign Governments 10%, the fourth Media 7% and the fifth Leisure 5%. A note below the table reads "As a percentage of net assets on November 30, 1999."]
--------------------------------------------------------------------------------

to sidestep potential fourth-quarter Y2K-related bumps. Finally, the number of high-yield companies unable or unwilling to honor their debt payments crept up a bit during the period.

   Signs of a strengthening European economy and rising interest rates contributed to the poor performance of government bonds across much of that continent as well. Perhaps the most notable exceptions were U.K. government bonds, which performed reasonably well thanks to the fact that the economy there remained rather sluggish and interest rates remained relatively stable. Among the foreign markets, emerging-market bonds from Asia and Latin America fared the best, as parts of Asia showed signs of being on the mend and more investment dollars flowed into the region.

Performance review

For the six months ended November 30, 1999, John Hancock Strategic Income Fund's Class A, Class B and Class C shares had total returns of 1.14%, 0.79% and 0.78%, respectively, at net asset value. The Fund's returns were in line with the average multi-sector income fund, which returned 0.72% for the same period, according to Lipper, Inc.(1) Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. Please see pages six and seven for longer-term performance information.

High-yield corporate bonds

Throughout the period, we continued to maintain a relatively large weighting in high-yield corporate bonds, reflecting our view that they continue to offer an attractive combination of value and high income. At the end of the period, high-yield bonds made up roughly 36% of the Fund's net assets. Among our best performers were telecommunications companies such as Telecorp PCS, a wireless telecommunications provider, which continued to enjoy good subscriber growth. Another strong performer was FaciliCom International, a leading provider of European- and U.S.-originated long-distance voice, data and Internet services. It got a boost from its merger with long-distance company World Access. Finally, RCN Corp., a provider of communications services to the residential market, was boosted by expansion of its service area. On the flip side, our disappointments included movie theater chain Regal Cinemas, which posted worse-than-expected earnings after failing to execute its aggressive expansion plan, and coal company AEI Resources, which suffered from weak coal prices and rising transportation costs.

--------------------------------------------------------------------------------
[Table at bottom of left hand column entitled "Scorecard". The header for the left column is "Investment" and the header for the right column is "Recent Performance...and What's Behind the Numbers". The first listing is FaciliCom International followed by an up arrow with the phrase "Merger boosts prospects." The second listing is RCN followed by an up arrow with the phrase "Service area, customer base expand." The third listing is AEI Resources followed by a down arrow with the phrase "Weak coal prices; transport costs soar." A note below the table reads "See `Schedule of Investments.' Investment holdings are subject to change."]
--------------------------------------------------------------------------------

================================================================================

                   John Hancock Funds - Strategic Income Fund


--------------------------------------------------------------------------------
[Bar chart at top of left hand column with heading "Fund Performance". Under the heading is a note that reads "For the six months ended November 30, 1999." The chart is scaled in increments of 1% with 0% at the bottom and 2% at the top. The first bar represents the 1.14% total return for John Hancock Strategic Income Fund Class A. The second bar represents the 0.79% total return for John Hancock Strategic Income Fund Class B. The third bar represents the 0.78% total return for John Hancock Strategic Income Fund Class C. The fourth bar represents the 0.72% total return for Average multi-sector income fund. A note below the chart reads "Total returns for John Hancock Strategic Income Fund are at net asset value with all distributions reinvested. The average multi-sector income fund is tracked by Lipper, Inc. See the following two pages for historical performance information."]
--------------------------------------------------------------------------------

Government-bond choices

Our stake in high-quality government bonds was overwhelmingly tilted in favor of U.S. Treasuries during the period. Although they had a tough go of it during the period, we continued to hold on to Treasuries because they offered yields well in excess of most high-quality government bonds elsewhere, including Europe. That said, we also had holdings in higher-yielding government bonds from the United Kingdom and Canada. They were two spots that offered competitive yields and performed well relative to their U.S. counterparts.

   Despite their recent run-up, we did not increase our stake in emerging-market bonds, which made up less than 3% of the Fund's total net assets at the end of the period. Arguably, the Fund's results may have been enhanced by owning more emerging-market bonds during the period. However, we think that the potential risks of owning them over the long term far outweigh the potential rewards. Granted, parts of emerging Asia -- including Malaysia and Korea -- have shown signs of a rebound. However, it's still uncertain whether Japan's recent economic strength is sustainable. Likewise, it's questionable whether China's government-sponsored economic growth can continue. Latin American countries -- some of which peg their currencies to the U.S. dollar -- may be facing higher interest rates at a time when their economies are just beginning to show strength. Given the breadth of our concerns, we chose to invest in emerging markets on a very selective basis only.

Outlook

Our view is that high-quality foreign government bonds -- aside from the U.K. and Canada -- offer little value, with yields well below U.S. Treasury yields. And with all the uncertainty clouding emerging markets, we're likely to keep our stake in them relatively small even though they're attractive from a yield standpoint. We believe the high-yield corporate market still offers very good value. The U.S. economy has recently shown some signs of slowing, which would likely be a positive for high-yield bonds since interest rates could stabilize or fall as a result. As long as economic growth doesn't slow too much, companies that issue high-yield debt will likely fare well.

"...with all the uncertainty clouding emerging markets, we're likely to keep our stake in them relatively small..."

--------------------------------------------------------------------------------

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. See the prospectus for the risks of investing in high-yield bonds.

(1) Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

================================================================================

                   John Hancock Funds - Strategic Income Fund

--------------------------------------------------------------------------------
                              A LOOK AT PERFORMANCE
--------------------------------------------------------------------------------

The tables on the right show the cumulative total returns and the average annual total returns for the John Hancock Strategic Income Fund. Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested.

For Class A shares, total return figures include a maximum applicable sales charge of 4.5%. Class B performance reflects a maximum contingent deferred sales charge (maximum 5% and declining to 0% over six years). Class C shares performance includes a contingent deferred sales charge (1% declining to 0% after one year).

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them. For a discussion of risks associated with international investing and high-yield bonds, please see the Fund's prospectus.

--------------------------------------------------------------------------------
CLASS A
--------------------------------------------------------------------------------

For the period ended September 30, 1999

                                          ONE       FIVE        TEN
                                         YEAR       YEARS      YEARS
                                         ----       -----      -----
Cumulative Total Returns               (1.36%)     52.64%     107.25%
Average Annual Total Returns           (1.36%)      8.83%       7.56%

--------------------------------------------------------------------------------
CLASS B
--------------------------------------------------------------------------------

For the period ended September 30, 1999

                                                               SINCE
                                          ONE       FIVE     INCEPTION
                                         YEAR       YEARS    (10/4/93)
                                         ----       -----    --------
Cumulative Total Returns                (2.16%)    52.46%     52.46%
Average Annual Total Returns            (2.16%)     8.80%      7.30%

--------------------------------------------------------------------------------
CLASS C
--------------------------------------------------------------------------------

For the period ended September 30, 1999

                                                               SINCE
                                                     ONE     INCEPTION
                                                    YEAR     (5/1/98)
                                                    ----     --------
Cumulative Total Returns                            1.67%      1.46%
Average Annual Total Returns                        1.67%      1.03%

--------------------------------------------------------------------------------
YIELDS
--------------------------------------------------------------------------------

As of November 30, 1999
                                                            SEC 30-DAY
                                                               YIELD
                                                               -----
John Hancock Strategic Income Fund: Class A                    7.83%
John Hancock Strategic Income Fund: Class B                    7.49%
John Hancock Strategic Income Fund: Class C                    7.48%

================================================================================

                   John Hancock Funds - Strategic Income Fund

--------------------------------------------------------------------------------
                    WHAT HAPPENED TO A $10,000 INVESTMENT...
--------------------------------------------------------------------------------

Line chart with the heading John Hancock Strategic Income Fund Class A, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the Lehman Brothers Government/Corporate Bond Index and is equal to $22,717 as of November 30, 1999. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Strategic Income Fund on May 31, 1989, before sales charge, and is equal to $22,434 as of November 30, 1999. The third line represents the same hypothetical investment made in the John Hancock Strategic Income Fund, after sales charge, and is equal to $21,432 as of November 30, 1999.

Line chart with the heading John Hancock Strategic Income Fund Class B*, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are two lines. The first line represents the value of the hypothetical $10,000 investment made in the John Hancock Strategic Income Fund on October 4, 1993, before sales charge, and is equal to $15,581 as of November 30, 1999. The second line represents the Lehman Brothers Government/Corporate Bond Index and is equal to $13,965 as of November 30, 1999.

Line chart with the heading John Hancock Strategic Income Fund Class C*, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are two lines. The first line represents the Lehman Brothers Government/Corporate Bond Index and is equal to $10,564 as of November 30, 1999. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Strategic Income Fund on May 1, 1998, before sales charge, and is equal to $10,304 as of November 30, 1999.

*No contingent deferred sales charge applicable.

--------------------------------------------------------------------------------

==============================FINANCIAL STATEMENTS==============================

                   John Hancock Funds - Strategic Income Fund

Statement of Assets and Liabilities
November 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

Assets:
  Investments at value - Note C:
   Bonds (cost - $1,157,969,353) .......................................      $1,095,381,224
   Common and preferred stocks and warrants (cost - $62,263,622) .......          71,029,667
   Joint repurchase agreement (cost - $24,044,000) .....................          24,044,000
   Corporate savings account ...........................................                 730
                                                                             ---------------
                                                                               1,190,455,621
  Receivable for investments sold ......................................              24,279
  Receivable for foreign currency exchange contracts sold - Note A .....           3,549,363
  Receivable for shares sold ...........................................             822,614
  Dividends receivable .................................................              26,042
  Foreign tax receivable ...............................................              31,799
  Interest receivable ..................................................          24,668,276
  Other assets .........................................................              62,434
                                                                             ---------------
                    Total Assets .......................................       1,219,640,428
                    ------------------------------------------------------------------------

Liabilities:
  Payable for foreign currency exchange contracts purchased - Note A ...             453,127
  Payable for shares repurchased .......................................             204,229
  Payable to John Hancock Advisers, Inc. and affiliates - Note B .......             950,289
  Accounts payable and accrued expenses ................................             260,916
                                                                             ---------------
                    Total Liabilities ..................................           1,868,561
                    ------------------------------------------------------------------------

Net Assets:
  Capital paid-in ......................................................       1,278,530,883
  Accumulated net realized loss on investments, financial
    futures contracts and foreign currency transactions ................         (19,453,182)
  Net unrealized depreciation of investments and foreign
    currency transactions ..............................................         (50,815,234)
  Undistributed net investment income ..................................           9,509,400
                                                                             ---------------
                    Net Assets .........................................      $1,217,771,867
                    ========================================================================

Net Asset Value Per Share:
  (Based on net asset values and shares of beneficial
    interest outstanding - unlimited number of shares
    authorized with no par value)
  Class A - $560,919,531/77,371,264 ....................................               $7.25
  ==========================================================================================
  Class B - $625,335,954/86,256,638 ....................................               $7.25
  ==========================================================================================
  Class C - $31,516,382/4,347,259 ......................................               $7.25
  ==========================================================================================
Maximum Offering Price Per Share:*
  Class A - ($7.25 x 104.71%) ..........................................               $7.59
  ==========================================================================================

* On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

The Statement of Assets and Liabilities is the Fund's balance sheet and shows the value of what the Fund owns, is due and owes on November 30, 1999. You'll also find the net asset value and the maximum offering price per share as of that date.

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                   John Hancock Funds - Strategic Income Fund

Statement of Operations
Six months ended November 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
  Interest ......................................................      $49,358,819
  Dividends (net of foreign withholding taxes of $52,357) .......        2,873,264
                                                                      ------------
                                                                        52,232,083
                                                                      ------------
  Expenses:
   Investment management fee - Note B ...........................        2,199,035
   Distribution and service fee - Note B
     Class A ....................................................          803,806
     Class B ....................................................        3,100,956
     Class C ....................................................          133,269
   Transfer agent fee - Note B ..................................        1,104,910
   Custodian fee ................................................          199,237
   Accounting and legal services fee - Note B ...................          116,939
   Registration and filing fees .................................           75,487
   Printing .....................................................           42,627
   Trustees' fees ...............................................           40,871
   Miscellaneous ................................................           27,655
   Auditing fee .................................................           26,997
   Legal fees ...................................................            5,116
                                                                      ------------
                    Total Expenses ..............................        7,876,905
                    --------------------------------------------------------------

                    Net Investment Income .......................       44,355,178
                    --------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investments,
Financial Futures Contracts and Foreign Currency Transactions:
  Net realized gain on investments sold .........................          125,016
  Net realized gain on financial futures contracts ..............          673,694
  Net realized loss on foreign currency transactions ............       (1,723,234)
  Change in net unrealized appreciation/depreciation
   of investments ...............................................      (33,225,880)
  Change in net unrealized appreciation/depreciation
   of foreign currency transactions .............................        1,148,208
                                                                      ------------
                    Net Realized and Unrealized Loss on
                    Investments, Financial Futures Contracts
                    and Foreign Currency Transactions ...........      (33,002,196)
                    ---------------------------------------------------------------

                    Net Increase in Net Assets
                    Resulting from Operations ...................      $11,352,982
                    ===============================================================

The Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                   John Hancock Funds - Strategic Income Fund

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                        SIX MONTHS ENDED
                                                                       YEAR ENDED       NOVEMBER 30, 1999
                                                                      MAY 31, 1999         (UNAUDITED)
                                                                    ---------------      ---------------
Increase (Decrease) in Net Assets:
From Operations:
   Net investment income ......................................         $79,053,431          $44,355,178
   Net realized gain (loss) on investments sold,
     financial futures contracts and foreign currency
     transactions .............................................           9,187,960             (924,524)
   Change in net unrealized appreciation/depreciation
     of investments and foreign currency transactions .........         (61,150,967)         (32,077,672)
                                                                    ---------------      ---------------
     Net Increase in Net Assets Resulting from Operations .....          27,090,424           11,352,982
                                                                    ---------------      ---------------
Distributions to Shareholders:
   Dividends from net investment income
     Class A - ($0.5869 and $0.2914 per share, respectively) ..         (39,586,497)         (21,128,531)
     Class B - ($0.5336 and $0.2653 per share, respectively) ..         (38,784,062)         (22,271,635)
     Class C - ($0.5325 and $0.2715 per share, respectively) ..            (682,872)            (955,012)
                                                                    ---------------      ---------------
     Total Distributions to Shareholders ......................         (79,053,431)         (44,355,178)
                                                                    ---------------      ---------------
From Fund Share Transactions - Net: * .........................         271,395,238           67,937,917
                                                                    ---------------      ---------------
Net Assets:
   Beginning of period ........................................         963,403,915        1,182,836,146
                                                                    ---------------      ---------------
   End of period (including undistributed net investment
     income of $9,509,400 and $9,509,400, respectively) .......      $1,182,836,146       $1,217,771,867
                                                                    ===============      ===============

The Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, any investment and foreign currency gains and losses, distributions paid to shareholders, and any increase or decrease in money shareholders invested in the Fund. The footnote illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                   John Hancock Funds - Strategic Income Fund

Statement of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

* Analysis of Fund Share Transactions:

                                                                                                        SIX MONTHS ENDED
                                                                               YEAR ENDED               NOVEMBER 30, 1999
                                                                              MAY 31, 1999                  (UNAUDITED)
                                                                       --------------------------   ---------------------------
                                                                         SHARES         AMOUNT         SHARES         AMOUNT
                                                                       -----------   ------------   ------------   ------------
CLASS A
   Shares sold .....................................................    23,723,150   $180,254,633      9,687,440    $71,021,482
   Shares issued in reorganization - Note D ........................     2,798,003     21,151,500      5,170,719     37,103,528
   Shares issued to shareholders in reinvestment of distributions ..     3,266,435     24,761,793      1,853,026     13,491,302
                                                                       -----------   ------------   ------------   ------------
                                                                        29,787,588    226,167,926     16,711,185    121,616,312
   Less shares repurchased .........................................   (19,695,328)  (149,424,723)   (11,863,287)   (86,826,517)
                                                                       -----------   ------------   ------------   ------------
   Net increase ....................................................    10,092,260    $76,743,203      4,847,898    $34,789,795
                                                                       ===========   ============   ============   ============
CLASS B
   Shares sold .....................................................    34,911,841   $265,229,237     10,396,067    $76,128,122
   Shares issued in reorganization - Note D ........................     1,568,516     11,857,194      1,722,175     12,357,813
   Shares issued to shareholders in reinvestment of distributions ..     2,457,330     18,614,521      1,601,167     11,652,136
                                                                       -----------   ------------   ------------   ------------
                                                                        38,937,687    295,700,952     13,719,409    100,138,071
   Less shares repurchased .........................................   (16,288,404)  (123,285,702)   (10,508,825)   (76,784,468)
                                                                       -----------   ------------   ------------   ------------
   Net increase ....................................................    22,649,283   $172,415,250      3,210,584    $23,353,603
                                                                       ===========   ============   ============   ============
CLASS C
   Shares sold .....................................................     3,078,916    $23,354,223      1,694,546    $12,386,783
   Shares issued in reorganization - Note D ........................            --             --          8,131         58,348
   Shares issued to shareholders in reinvestment of distributions ..        49,364        372,713         76,638        557,355
                                                                       -----------   ------------   ------------   ------------
                                                                         3,128,280     23,726,936      1,779,315     13,002,486
   Less shares repurchased .........................................      (197,316)    (1,490,151)      (439,644)    (3,207,967)
                                                                       -----------   ------------   ------------   ------------
   Net increase ....................................................     2,930,964    $22,236,785      1,339,671     $9,794,519
                                                                       ===========   ============   ============   ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                   John Hancock Funds - Strategic Income Fund

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:
--------------------------------------------------------------------------------

                                                                         YEAR ENDED MAY 31,                      SIX MONTHS ENDED
                                                      ---------------------------------------------------------  NOVEMBER 30, 1999
                                                        1995       1996         1997         1998         1999       (UNAUDITED)
                                                      --------   --------     --------     --------     --------     -----------
CLASS A
Per Share Operating Performance
   Net Asset Value, Beginning of Period ............     $7.17      $7.15        $7.27        $7.54        $7.84         $7.46
                                                      --------   --------     --------     --------     --------      --------
   Net Investment Income ...........................      0.64       0.66(1)      0.64(1)      0.64(1)      0.59(1)       0.29(1)
   Net Realized and Unrealized Gain (Loss) on
     Investments, Financial Futures Contracts and
     Foreign Currency Transactions .................     (0.02)      0.12         0.27         0.34        (0.38)        (0.21)
                                                      --------   --------     --------     --------     --------      --------
     Total from Investment Operations ..............      0.62       0.78         0.91         0.98         0.21          0.08
                                                      --------   --------     --------     --------     --------      --------
   Less Distributions:
     Dividends from Net Investment Income ..........     (0.55)     (0.66)       (0.64)       (0.64)       (0.59)        (0.29)
     Distributions from Net Realized Gain on
       Investments Sold ............................        --         --           --        (0.04)          --            --
     Distributions from Capital Paid-In ............     (0.09)        --           --           --           --            --
                                                      --------   --------     --------     --------     --------      --------
     Total Distributions ...........................     (0.64)     (0.66)       (0.64)       (0.68)       (0.59)        (0.29)
                                                      --------   --------     --------     --------     --------      --------
   Net Asset Value, End of Period ..................     $7.15      $7.27        $7.54        $7.84        $7.46         $7.25
                                                      ========   ========     ========     ========     ========      ========
   Total Investment Return at Net Asset Value(2) ...      9.33%     11.37%       12.99%       13.43%        2.77%         1.14%(3)

Ratios and Supplemental Data
   Net Assets, End of Period (000s omitted) ........  $327,876   $369,127     $416,916     $489,375     $540,956      $560,920
   Ratio of Expenses to Average Net Assets .........      1.09%      1.03%        1.00%        0.92%        0.89%         0.94%(4)
   Ratio of Net Investment Income to Average Net
     Assets ........................................      9.24%      9.13%        8.61%        8.20%        7.71%         7.86%(4)
   Portfolio Turnover Rate .........................        55%        78%         132%         112%          55%(6)        17%(6)

The Financial Highlights summarizes the impact of the following factors on a single share for each period indicated: net investment income, gains (losses), dividends and total investment return of the Fund. It shows how the Fund's net asset value for a share has changed since the end of the previous period. Additionally, important relationships between some items presented in the financial statements are expressed in ratio form.

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                   John Hancock Funds - Strategic Income Fund

Financial Highlights (continued)
--------------------------------------------------------------------------------

                                                                          YEAR ENDED MAY 31,                     SIX MONTHS ENDED
                                                     ----------------------------------------------------------  NOVEMBER 30, 1999
                                                       1995         1996         1997       1998         1999       (UNAUDITED)
                                                     --------     --------     --------   --------     --------     -----------
CLASS B
Per Share Operating Performance
   Net Asset Value, Beginning of Period ...........     $7.17        $7.15        $7.27      $7.54        $7.84         $7.46
                                                     --------     --------     --------   --------     --------      --------
   Net Investment Income ..........................      0.60(1)      0.61(1)      0.59       0.59(1)      0.53(1)       0.27(1)
   Net Realized and Unrealized Gain (Loss)
     on Investments, Financial Futures Contracts
     and Foreign Currency Transactions ............     (0.02)        0.12         0.27       0.34        (0.38)        (0.21)
                                                     --------     --------     --------   --------     --------      --------
     Total from Investment Operations .............      0.58         0.73         0.86       0.93         0.15          0.06
                                                     --------     --------     --------   --------     --------      --------
   Less Distributions:
     Dividends from Net Investment Income .........     (0.52)       (0.61)       (0.59)     (0.59)       (0.53)        (0.27)
     Distributions from Net Realized Gain on
       Investments Sold ...........................        --           --           --      (0.04)          --            --
     Distributions from Capital Paid-in ...........     (0.08)          --           --         --           --            --
                                                     --------     --------     --------   --------     --------      --------
     Total Distributions ..........................     (0.60)       (0.61)       (0.59)     (0.63)       (0.53)        (0.27)
                                                     --------     --------     --------   --------     --------      --------
   Net Asset Value, End of Period .................     $7.15        $7.27        $7.54      $7.84        $7.46         $7.25
                                                     ========     ========     ========   ========     ========      ========
   Total Investment Return at Net Asset Value(2) ..      8.58%       10.61%       12.21%     12.64%        2.06%         0.79%(3)

Ratios and Supplemental Data
   Net Assets, End of Period (000s omitted) .......  $134,527     $206,751     $328,487   $473,428     $619,446      $625,336
   Ratio of Expenses to Average Net Assets ........      1.76%        1.73%        1.70%      1.62%        1.59%         1.64%(4)
   Ratio of Net Investment Income to Average Net
     Assets .......................................      8.55%        8.42%        7.90%      7.50%        7.01%         7.16%(4)
   Portfolio Turnover Rate ........................        55%          78%         132%       112%          55%(6)        17%(6)

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                   John Hancock Funds - Strategic Income Fund

Financial Highlights (continued)
--------------------------------------------------------------------------------

                                                                       PERIOD FROM
                                                                       MAY 1, 1998
                                                                    (COMMENCEMENT OF                    SIX MONTHS ENDED
                                                                     OPERATIONS) TO        YEAR ENDED   NOVEMBER 30, 1999
                                                                       MAY 31, 1998       MAY 31, 1999     (UNAUDITED)
                                                                       ------------       ------------     -----------
CLASS C
Per Share Operating Performance
   Net Asset Value, Beginning of Period .............................       $7.87               $7.84            $7.46
                                                                          -------          ----------       ----------
   Net Investment Income(1) .........................................        0.05                0.53             0.27
   Net Realized and Unrealized Loss on Investments,
     Financial Futures Contracts and Foreign Currency Transactions ..       (0.03)(5)           (0.38)           (0.21)
                                                                          -------          ----------       ----------
     Total from Investment Operations ...............................        0.02                0.15             0.06
                                                                          -------          ----------       ----------
   Less Distributions:
     Dividends from Net Investment Income ...........................       (0.05)              (0.53)           (0.27)
                                                                          -------          ----------       ----------
   Net Asset Value, End of Period ...................................       $7.84               $7.46            $7.25
                                                                          =======          ==========       ==========
   Total Investment Return at Net Asset Value (2) ...................        0.23%(3)            2.04%            0.78%(3)

Ratios and Supplemental Data
   Net Assets, End of Period (000s omitted) .........................        $601             $22,434          $31,516
   Ratio of Expenses to Average Net Assets ..........................        1.62%(4)            1.59%            1.64%(4)
   Ratio of Net Investment Income to Average Net Assets .............        7.34%(4)            7.01%            7.16%(4)
   Portfolio Turnover Rate ..........................................         112%                 55%(6)           17%(6)

(1) Based on the average of the shares outstanding at the end of each month.
(2) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(3) Not annualized.
(4) Annualized.
(5) The amount shown for a share outstanding does not correspond with the aggregate net gain/(loss) on investments for the period ended May 31, 1998, due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(6) Portfolio turnover rate excludes merger activity.

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                   John Hancock Funds - Strategic Income Fund

Schedule of Investments
November 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by the Strategic Income Fund on November 30, 1999. It has three main categories: bonds, common and preferred stocks and warrants, and short-term investments. The bonds are further broken down by industry groups. Under each industry group is a list of bonds owned by the Fund. Short-term investments, which represent the Fund's "cash" position, are listed last.

                                                                                 PAR VALUE
                                                           INTEREST   CREDIT       (000s        MARKET
ISSUER, DESCRIPTION                                          RATE     RATING*     OMITTED)      VALUE
-------------------                                        --------   --------   ---------    ---------
BONDS
Advertising (0.49%)
  Go Outdoor Systems Holding S.A.,
   Sr Sub Note (France) 07-15-09 (E) (R) .........          10.500%      B-        $1,800     $1,902,947
  Outdoor Systems, Inc.,
   Sr Sub Note 10-15-06 ..........................           9.375       B          4,000      4,120,000
                                                                                             -----------
                                                                                               6,022,947
                                                                                             -----------
Aerospace (0.14%)
  Jet Equipment Trust,
   Equipment Trust Cert Ser 95B2 08-15-14 (R) ....          10.910       BBB        1,500      1,673,610
                                                                                             -----------
Banks - Foreign (0.13%)
  Banco de Galicia y Buenos Aires S.A. de C.V.,
   Unsub Deb (Argentina) 12-15-00 (R) (Y) ........          10.000       BB         1,500      1,522,650
                                                                                             -----------
Banks - United States (0.21%)
  CSBI Capital Trust I,
   Sec Co Gtd Bond Ser A 06-06-27 ................          11.750       B-         2,340      2,503,800
                                                                                             -----------
Beverages (0.72%)
  Canandaigua Brands, Inc.,
   Sr Sub Note 03-01-09 ..........................           8.500       B+         5,000      4,762,500
  National Wine & Spirits, Inc.,
   Sr Note 01-15-09 ..............................          10.125       B          4,000      4,000,000
                                                                                             -----------
                                                                                               8,762,500
                                                                                             -----------
Building (0.08%)
  Standard Pacific Corp.,
   Sr Note 04-01-09 ..............................           8.500       BB         1,000        915,000
                                                                                             -----------
Business Services - Misc. (0.82%)
  Primark Corp.,
   Sr Sub Note 12-15-08 ..........................           9.250       B+         5,000      4,725,000
  United Rentals, Inc.,
   Sr Sub Note Ser B 08-15-08 ....................           8.800       BB-        3,900      3,539,250
  Worldwide Flight Services,
   Unit (Sr Note & Warrant) 08-15-07 (R) .........          12.250       B          1,800      1,764,000
                                                                                             -----------
                                                                                              10,028,250
                                                                                             -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                   John Hancock Funds - Strategic Income Fund

                                                                                              PAR VALUE
                                                                    INTEREST      CREDIT        (000s        MARKET
ISSUER, DESCRIPTION                                                   RATE        RATING*      OMITTED)      VALUE
-------------------                                                 --------      --------    ---------    ---------
Chemicals (0.35%)
  General Chemical Industrial Products, Inc.,
   Sr Sub Note 05-01-09 ..........................................   10.625%         B+         $1,000       $980,000
  Huntsman ICI Chemicals LLC,
   Sr Sub Note 07-01-09 (R) ......................................   10.125          B+          1,700      1,738,250
  PCI Chemicals Canada, Inc.,
   Sec Note (Canada) 10-15-07 (Y) ................................    9.250          B+          2,000      1,520,000
                                                                                                          -----------
                                                                                                            4,238,250
                                                                                                          -----------
Consumer Products Misc. (0.11%)
  Diamond Brands Operating Corp.,
   Sr Sub Note Ser B 04-15-08 ....................................   10.125          CCC+        1,000        770,000
  Hedstrom Corp.,
   Sr Sub Note 06-01-07 ..........................................   10.000          B-          4,000        600,000
                                                                                                          -----------
                                                                                                            1,370,000
                                                                                                          -----------
Containers (0.43%)
  Berry Plastics Corp.,
   Sr Sub Note 04-15-04 ..........................................   12.250          B-          4,000      4,060,000
  Consolidated Container Co. LLC/Cons. Container Capital, Inc.,
   Sr Sub Note 07-15-09 (R) ......................................   10.125          B           1,200      1,221,000
                                                                                                          -----------
                                                                                                            5,281,000
                                                                                                          -----------
Diversified Operations (0.49%)
  Tenneco, Inc.,
   Sr Sub Note 10-15-09 (R) ......................................   11.625          B+          6,000      6,000,000
                                                                                                          -----------
Electronics (0.20%)
  Communications Instruments, Inc.,
   Sr Sub Note Ser B 09-15-04 ....................................   10.000          B-          2,900      2,407,000
                                                                                                          -----------
Energy (0.73%)
  AEI Resources, Inc./AEI Resources Holdings, Inc.,
   Gtd Note 12-15-05 (R) .........................................   10.500          CCC-        5,000      3,950,000
  P & L Coal Holdings Corp.,
   Sr Sub Note Ser B 05-15-08 ....................................    9.625          B           5,000      4,950,000
                                                                                                          -----------
                                                                                                            8,900,000
                                                                                                          -----------
Finance (0.82%)
  CEI Citicorp Holdings S.A.,
   Bond (Argentina) 02-14-07 (Y) .................................    9.750          BB-         3,000      2,520,000
  Maxxam Group Holdings, Inc.,
   Sr Sec Note Ser B 08-01-03 ....................................   12.000          CCC+        3,000      2,700,000
  PTC International Finance II S.A.,
   Sr Sub Note (Luxembourg) 12-01-09 (E) (R) .....................   11.250          B+          2,400      2,404,358
  Sovereign Bancorp, Inc.,
   Sr Note 11-15-06 ..............................................   10.500          BB+         2,400      2,424,000
                                                                                                          -----------
                                                                                                           10,048,358
                                                                                                          -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                   John Hancock Funds - Strategic Income Fund

                                                                                                           PAR VALUE
                                                                         INTEREST           CREDIT           (000s        MARKET
ISSUER, DESCRIPTION                                                        RATE             RATING*         OMITTED)      VALUE
-------------------                                                      --------           --------       ---------    ---------
Food (0.19%)
  Agrilink Foods, Inc.,
   Sr Sub Note 11-01-08 ...................................               11.875%              B             $2,400       $2,304,000
                                                                                                                        ------------
Government - Foreign (10.04%)
  Argentina, Republic of,
   Floating Rate Bond (Argentina) 07-21-03 (Y) ............               10.020***            BB             1,000          910,000
   Floating Rate Bond Ser FRB (Argentina) 03-31-05 (Y) ....               6.8125***            BB             3,520        3,092,320
  Brazil, Federative Republic of,
   Variable Rate Bond Ser A (Brazil) 01-01-01 (Y) .........                6.500***            B2               923          905,895
  Canada, Government of,
   Government Bond (Canada) 03-01-01 # ....................                7.500               AAA           28,000       19,399,376
   Government Bond (Canada) 09-01-02 # ....................                5.500               AAA           16,500       11,038,811
   Government Bond (Canada) 12-01-05 # ....................                8.750               AAA           15,000       11,489,687
  Costa Rica, Republic of,
   Note (Costa Rica) 05-01-03 (R) (Y) .....................                8.000               BB               700          693,000
  Panama, Republic of,
   Floating Rate Note (Panama) 05-10-02 (Y) ...............               7.0013***            BB+            1,058        1,033,958
   Note (Panama) 02-13-02 (Y) .............................                7.875               BB+              375          364,688
  South Africa, Republic of,
   Note (South Africa) 06-23-17 (Y) .......................                8.500               BB+            7,400        6,604,500
  United Kingdom of Great Britain Treasury Gilts,
   Government Bond (United Kingdom) 12-07-00 # ............                8.000               AAA            6,150        9,992,913
   Government Bond (United Kingdom) 11-06-01 # ............                7.000               AAA            6,000        9,695,580
   Government Bond (United Kingdom) 06-07-02 # ............                7.000               AAA           13,650       22,122,774
   Government Bond (United Kingdom) 06-10-03 # ............                8.000               AAA            6,000       10,098,566
   Government Bond (United Kingdom) 07-16-07 # ............                8.500               AAA            8,000       14,894,188
                                                                                                                        ------------
                                                                                                                         122,336,256
                                                                                                                        ------------
Government - U.S. (29.56%)
  United States Treasury,
   Bond 08-15-05 ..........................................                6.500               AAA           19,300       19,547,233
   Bond 08-15-05 ..........................................               10.750               AAA           33,000       39,867,960
   Bond 02-15-16 ..........................................                9.250               AAA           35,600       44,722,500
   Bond 08-15-19 ..........................................                8.125               AAA           75,500       87,898,610
   Bond 08-15-23 ..........................................                6.250               AAA           42,215       40,810,085
   Bond 02-15-27 ..........................................                6.625               AAA           41,450       42,032,787
   Note 08-31-02 ..........................................                6.250               AAA           42,800       43,007,152
   Note 08-15-04 ..........................................                7.250               AAA           17,100       17,829,486
   Note 08-15-07 ..........................................                6.125               AAA           24,600       24,342,438
                                                                                                                        ------------
                                                                                                                         360,058,251
                                                                                                                        ------------
Government - U.S. Agencies (1.33%)
  Federal Home Loan Mortgage Corp.,
   REMIC 44-E 11-15-19 ....................................                9.000               AAA              215          218,198
  Federal National Mortgage Assn.,
   Global Bond (British Pound Sterling) 06-07-02 # ........                6.875               AAA            5,000        7,992,225

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                   John Hancock Funds - Strategic Income Fund

                                                                                                         PAR VALUE
                                                                      INTEREST           CREDIT            (000s            MARKET
ISSUER, DESCRIPTION                                                     RATE             RATING*          OMITTED)          VALUE
-------------------                                                   --------           --------        ---------        ---------
Government - U.S. Agencies (continued)
  Government National Mortgage Assn.,
   30 Yr Pass Thru Ctf 05-15-26 ...............                        7.500%              AAA             $8,040         $8,027,060
                                                                                                                         -----------
                                                                                                                          16,237,483
                                                                                                                         -----------
Leisure (5.12%)
  Cinemark USA, Inc.,
   Sr Sub Note Ser B 08-01-08 .................                        9.625               B                4,000          3,740,000
   Sr Sub Note Ser D 08-01-08 .................                        9.625               B                1,000            935,000
  Coast Hotels and Casinos, Inc.,
   Sr Sub Note 04-01-09 .......................                        9.500               B-               2,400          2,304,000
  Eldorado Resorts LLC,
   Sr Sub Note 08-15-06 .......................                       10.500               B                4,000          4,130,000
  Empress Entertainment, Inc.,
   Sr Sub Note 07-01-06 .......................                        8.125               B+               3,000          3,000,000
  Harrah's Operating Co., Inc.,
   Sr Sub Note 12-15-05 .......................                        7.875               BB+              3,650          3,526,813
  HMH Properties, Inc.,
   Sr Note Ser B 08-01-08 .....................                        7.875               BB               7,900          7,110,000
  Hollywood Casino Shreveport,
   1st Mtg 08-01-06 (R) .......................                       13.000               B                2,700          2,862,000
  Horseshoe Gaming LLC,
   Sr Sub Note Ser B 06-15-07 .................                        9.375               B+               2,500          2,475,000
  Isle of Capri Casinos, Inc.,
   Sr Sub Note 04-15-09 .......................                        8.750               B                4,200          3,895,500
  Jupiters Ltd.,
   Sr Note (Australia) 03-01-06 (Y) ...........                        8.500               BB+              4,000          3,920,000
  Premier Parks, Inc.,
   Sr Note 06-15-07 ...........................                        9.750               B-               3,000          2,992,500
  Production Resource Group LLC,
   Sr Sub Note 01-15-08 .......................                       11.500               B-               3,000          2,640,000
  Regal Cinemas, Inc.,
   Sr Sub Deb 12-15-10 ........................                        8.875               B-               3,900          2,925,000
  SFX Entertainment, Inc.,
   Sr Sub Note Ser B 02-01-08 .................                        9.125               B-               5,000          4,712,500
   Sr Sub Note 12-01-08 .......................                        9.125               B-               2,000          1,880,000
  Sun International Hotels Ltd.,
   Sr Sub Note (Bahamas) 12-15-07 (Y) .........                        8.625               B+               2,000          1,860,000
  Waterford Gaming LLC,
   Sr Note 03-15-10 (R) .......................                        9.500               B+               4,202          4,175,738
  William Hill Finance Plc,
   Sr Sub Note (United Kingdom) 04-30-08 # ....                       10.625               B-               2,000          3,206,654
                                                                                                                         -----------
                                                                                                                          62,290,705
                                                                                                                         -----------
Machinery (0.60%)
  Better Minerals & Aggregates Co.,
   Sr Sub Note 09-15-09 (R) ...................                       13.000               B-               3,000          2,962,500

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                   John Hancock Funds - Strategic Income Fund

                                                                                                         PAR VALUE
                                                                             INTEREST      CREDIT          (000s          MARKET
ISSUER, DESCRIPTION                                                            RATE        RATING*        OMITTED)        VALUE
-------------------                                                          --------      --------      ---------      ---------
Machinery (continued)
  Columbus McKinnon Corp.,
   Sr Sub Note 04-01-08 ................................................       8.500%         B           $5,000        $4,300,000
                                                                                                                        ----------
                                                                                                                         7,262,500
                                                                                                                        ----------
Media (6.74%)
  Adelphia Communications Corp.,
   Sr Note 11-15-09 ....................................................       9.375          B+           4,800         4,788,000
   Sr Note Ser B 10-01-02 ..............................................       9.250          B+           3,500         3,535,000
  American Media Operations, Inc.,
   Sr Sub Note 05-01-09 ................................................      10.250          B-           1,000         1,005,000
  AMFM Operating, Inc.,
   Sr Sub Deb 10-31-06 .................................................      12.625          B-             575           689,640
  CBS Radio, Inc.,
   Sub Deb 01-15-09 ....................................................      11.375          BB+          4,738         5,306,112
  Chancellor Media Corp.,
   Sr Sub Note 01-15-07 ................................................      10.500          B            3,000         3,225,000
   Sr Sub Note 10-01-08 ................................................       9.000          B-           2,000         2,100,000
  Citadel Broadcasting Co.,
   Sr Sub Note 07-01-07 ................................................      10.250          B-           2,000         2,100,000
   Sr Sub Note 11-15-08 ................................................       9.250          B-           1,900         1,914,250
  Comcast UK Cable,
   Sr Disc Deb, Step Coupon (11.20%, 11-15-00)
     (United Kingdom) 11-15-07 (A) (Y) .................................        Zero          B-           4,000         3,760,000
  CSC Holdings, Inc.,
   Sr Sub Deb 02-15-13 .................................................       9.875          BB-          4,000         4,170,000
  Diamond Holdings Plc,
   Bond (United Kingdom) 02-01-08 # ....................................      10.000          B-           3,000         4,774,085
  Digital Television Services LLC,
   Sr Sub Note Ser B 08-01-07 ..........................................      12.500          CCC+         3,000         3,210,000
  DIVA Systems Corp.,
   Sr Disc Note Ser B, Step Coupon (12.625%, 03-01-03) 03-01-08 (A)  ...        Zero          B-           5,165         1,342,900
  Echostar DBS Corp.,
   Sr Note 02-01-09 ....................................................       9.375          B            3,000         3,015,000
  Emmis Communications Corp.,
   Sr Sub Note, Ser B 03-15-09 .........................................       8.125          B-           3,000         2,880,000
  Falcon Holdings Group L.P./Falcon Funding Corp.,
   Sr Deb Ser B 04-15-10 ...............................................       8.375          B            5,000         5,012,500
  Galaxy Telecom L.P.,
   Sr Sub Note 10-01-05 ................................................      12.375          B-           5,000         5,287,500
  Garden State Newspapers, Inc.,
   Sr Sub Note 07-01-11 ................................................       8.625          B+           4,000         3,600,000
   Sr Sub Note Ser B 10-01-09 ..........................................       8.750          B+           3,500         3,272,500
  Radio One, Inc.,
   Sr Sub Note Ser B, Step Coupon (12.00%. 05-15-00) 05-15-04 ..........        Zero          B-           2,000         2,105,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                   John Hancock Funds - Strategic Income Fund

                                                                                                    PAR VALUE
                                                                  INTEREST           CREDIT           (000s           MARKET
ISSUER, DESCRIPTION                                                 RATE             RATING*         OMITTED)         VALUE
-------------------                                               --------           --------       ---------       ---------
Media (continued)
  Regional Independent Media Group Plc,
   Sr Disc Note, Step Coupon (12.875%, 07-01-03)
     (United Kingdom) 07-01-08 # (A) ...............                Zero               B-             $3,750        $3,828,840
   Sr Note (United Kingdom) 07-01-08 (Y) ...........              10.500%              B-              1,000           970,000
  Rogers Cablesystems Ltd.,
   Sr Note Ser B (Canada) 03-15-05 (Y) .............              10.000               BB+             3,000         3,210,000
   Sr Sec Deb (Canada) 01-15-14 # ..................               9.650               BB+             2,000         1,414,710
  STC Broadcasting, Inc.,
   Sr Sub Note 03-15-07 ............................              11.000               B-              2,785         2,771,075
  TV Guide, Inc.,
   Sr Sub Note 03-01-09 ............................               8.125               B+              2,800         2,758,000
                                                                                                                   -----------
                                                                                                                    82,045,112
                                                                                                                   -----------
Metal (1.12%)
  Centaur Mining & Exploration Ltd.,
   Gtd Sr Note (Australia) 12-01-07 (Y) ............              11.000               B-              2,500         2,456,250
  Euramax International Plc,
   Sr Sub Note (United Kingdom) 10-01-06 (Y) .......              11.250               B               4,000         4,000,000
  Great Central Mines Ltd.,
   Sr Note (Australia) 04-01-08 (Y) ................               8.875               BB              5,100         4,590,000
  Haynes International, Inc.,
   Sr Note 09-01-04 ................................              11.625               B-              2,000         1,735,000
  Koppers Industries, Inc.,
   Gtd Sr Sub Note 12-01-07 ........................               9.875               B-              1,000           890,000
                                                                                                                   -----------
                                                                                                                    13,671,250
                                                                                                                   -----------
Oil & Gas (2.24%)
  Cliffs Drilling Co.,
   Sr Sec Note Ser B 05-15-03 ......................              10.250               BB-             2,250         2,205,000
  Comstock Resources, Inc.,
   Sr Note 05-01-07 ................................              11.250               B               2,950         3,023,750
  Frontier Oil Corp.,
   Sr Note 11-15-09 ................................              11.750               B+              4,600         4,554,000
  Kelley Oil & Gas, Corp.,
   Conv Deb 04-01-00 ...............................               8.500               CC              1,100           968,000
  Key Energy Services, Inc.,
   Sr Sub Note Ser B 01-15-09 ......................              14.000               B-              5,000         5,450,000
  Parker Drilling Co.,
   Gtd Sr Note 11-15-06 ............................               9.750               B+              1,000           970,000
  PEMEX Finance Ltd.,
   Note Ser 1A (Cayman Islands) 11-15-03 (Y) .......               5.720               AAA             1,000           975,680
  R&B Falcon Corp.,
   Sr Note 12-15-08 ................................               9.500               B+              3,750         3,731,250
  RBF Finance Co.,
   Sr Sec Note 03-15-09 ............................              11.375               BB-             3,450         3,726,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                   John Hancock Funds - Strategic Income Fund

                                                                                                           PAR VALUE
                                                                                INTEREST     CREDIT          (000s          MARKET
ISSUER, DESCRIPTION                                                               RATE       RATING*        OMITTED)        VALUE
-------------------                                                             --------     --------      ---------      ---------
Oil & Gas (continued)
  Universal Compression, Inc.,
   Sr Disc Note, Step Coupon (9.875%, 02-15-03) 02-15-08 (A) ..............        Zero         B           $2,650        $1,643,000
                                                                                                                         -----------
                                                                                                                          27,246,680
                                                                                                                         -----------
Paper & Paper Products (1.30%)
  Grupo Industrial Durango, S.A.,
   Note (Mexico) 08-01-03 (Y) .............................................      12.625%        BB-          2,600         2,577,250
  Kappa Beheer BV,
   Sr Sub Note (Netherlands) 07-15-09 (E) (R) .............................      10.625         B            5,700         5,982,954
  Packaging Corp. of America,
   Sr Sub Note 04-01-09 ...................................................       9.625         B            2,100         2,168,250
  Stone Container Corp.,
   Unit (Sr Sub Deb & Supplemental Int Cert) 04-01-02 .....................      12.250         B-           5,000         5,100,000
                                                                                                                         -----------
                                                                                                                          15,828,454
                                                                                                                         -----------
Printing - Commercial (0.25%)
  Sullivan Graphics, Inc.,
   Sr Sub Note 08-01-05 ...................................................      12.750         B-           3,000         3,060,000
                                                                                                                         -----------
Real Estate Investment Trust (0.04%)
  Regency Centers L.P.,
   Note 04-01-04 ..........................................................       7.400         BBB-           500           481,500
                                                                                                                         -----------
Retail (0.28%)
  SpinCycle, Inc.,
   Sr Disc Note, Step Coupon (12.75%, 05-01-01) 05-01-05 (A) ..............        Zero         CCC+         3,625           543,750
  United Stationer Supply Co.,
   Sr Sub Note 05-01-05 ...................................................      12.750         B            1,334         1,437,385
   Sr Sub Note 04-15-08 ...................................................       8.375         B            1,500         1,376,250
                                                                                                                         -----------
                                                                                                                           3,357,385
                                                                                                                         -----------
Steel (0.65%)
  AK Steel Corp.,
   Sr Note 02-15-09 .......................................................       7.875         BB           5,000         4,687,500
  Sheffield Steel Corp.,
   1st Mtg Note Ser B 12-01-05 ............................................      11.500         B-           3,875         3,216,250
                                                                                                                         -----------
                                                                                                                           7,903,750
                                                                                                                         -----------
Technology (0.16%)
  ChipPAC International Ltd.,
   Sr Sub Note 08-01-09 (R) ...............................................      12.750         B-           1,950         1,998,750
                                                                                                                         -----------
Telecommunications (19.51%)
  Advanced Radio Telecom Corp.,
   Sr Note 02-15-07 .......................................................      14.000         CCC          2,000         1,720,000
  Allegiance Telecom, Inc.,
   Sr Disc Note, Ser B, Step Coupon (11.75%, 02-15-03) 02-15-08 (A)  ......        Zero         B            3,500         2,485,000
  AMSC Acquisition Co., Inc.,
   Sr Note Ser B 04-01-08 .................................................      12.250         B-           3,000         2,385,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                   John Hancock Funds - Strategic Income Fund

                                                                                                           PAR VALUE
                                                                                INTEREST     CREDIT          (000s         MARKET
ISSUER, DESCRIPTION                                                               RATE       RATING*        OMITTED)       VALUE
-------------------                                                             --------     --------      ---------     ---------
Telecommunications (continued)
  Call-Net Enterprises, Inc.,
   Sr Note (Canada) 05-15-09 (Y) ................................                 9.375%       B+            $3,800      $3,154,000
  CapRock Communications Corp.,
   Sr Note 05-01-09 .............................................                11.500        B              2,700       2,727,000
  Centennial Cellular Co.,
   Sr Sub Note 12-15-08 .........................................                10.750        Caa+             900         958,500
  Clearnet Communications, Inc.,
   Sr Disc Note, Step Coupon (10.40%, 05-15-03)
     (Canada) 05-15-08 (A) # ....................................                  Zero        B3             6,500       2,789,558
   Sr Disc Note, Step Coupon (10.125%, 05-01-04)
   (Canada) 05-01-09 (A) (Y) ....................................                  Zero        B3             3,250       1,990,625
  COLT Telecom Group Plc (United Kingdom),
   Sr Note (Deutsche Mark) 11-30-07 # ...........................                 8.875        B             10,000       5,405,339
   Sr Note (Deutsche Mark) 07-31-08 # ...........................                 7.625        B              5,490       2,840,351
  Comunicacion Celular S.A.,
   Bond, Step Coupon (13.125%, 11-15-00)
     (Colombia) 11-15-03 (A) (R) (Y) ............................                  Zero        B              5,000       3,350,000
  Crown Castle International Corp.,
   Sr Disc Note, Step Coupon (10.625%, 11-15-02) 11-15-07 (A) ...                  Zero        B              5,000       3,750,000
  Dolphin Telecom Plc,
   Sr Disc Note, Step Coupon (11.50%, 06-01-03)
     (United Kingdom) 06-01-08 (A) (Y) ..........................                  Zero        CCC+           6,000       2,730,000
   Sr Disc Note, Step Coupon (14.00%, 05-15-04)
     (United Kingdom) 05-15-09 (A) (Y) ..........................                  Zero        CCC+           5,400       2,430,000
  Energis Plc,
   Sr Note (United Kingdom) 06-15-09 (R) # ......................                 9.500        B              2,600       4,386,415
  Esat Telecom Group Plc,
   Sr Note (Ireland) 11-01-09 (E) # .............................                11.875        B+             2,200       2,392,276
  Esprit Telecom Group Plc,
   Sr Note (United Kingdom) 12-15-07 (Y) ........................                11.500        B-             1,550       1,561,625
   Sr Note (Deutsche Mark) 06-15-08 # ...........................                11.000        BB-            4,050       2,095,341
  FaciliCom International, Inc.,
   Sr Note 01-15-08 .............................................                10.500        B-             4,350       3,828,000
  Global Crossing Holdings Ltd.,
   Sr Note 05-15-08 .............................................                 9.625        BB             4,000       4,000,000
  GST Equipment Funding, Inc.,
   Sr Sec Note 05-01-07 .........................................                13.250        B              5,000       5,000,000
  Hermes Europe Railtel BV,
   Sr Note (Netherlands) 08-15-07 (Y) ...........................                11.500        B              5,000       5,137,500
   Sr Note (Netherlands) 01-15-09 (Y) ...........................                10.375        B                700         689,500
  Intercel, Inc.,
   Unit (Sr Discount Note & Warrant), Step Coupon
     (12.00%, 02-01-01) 02-01-06 (A) ............................                  Zero        B              4,100       3,628,500
  Intermedia Communications, Inc.,
   Sr Disc Note, Step Coupon (12.50%, 05-15-01) 05-15-06 (A) ....                  Zero        B              6,000       5,100,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                   John Hancock Funds - Strategic Income Fund

                                                                                                             PAR VALUE
                                                                                     INTEREST   CREDIT         (000s        MARKET
ISSUER, DESCRIPTION                                                                    RATE     RATING*       OMITTED)      VALUE
-------------------                                                                  --------   --------     ---------    ---------
Telecommunications (continued)
  International Wireless Communications Holdings, Inc.,
   Sr Sec Disc Note 08-15-01 ..................................................         Zero      B-           $3,000       $300,000
  Ionica Plc,
   Sr Disc Note, Step Coupon (15.00%, 05-01-02)
     (United Kingdom) 05-01-07 (A) (Y) ........................................         Zero      Ca            6,000        180,000
  Level 3 Communications, Inc.,
   Sr Note 05-01-08 ...........................................................        9.125%     B             7,000      6,615,000
  McCaw International Ltd.,
   Sr Disc Note, Step Coupon (13.00%, 04-15-02) 04-15-07 (A) ..................         Zero      B-            7,000      4,655,000
  McLeodUSA, Inc.,
   Sr Note 07-15-07 ...........................................................        9.250      B+            4,250      4,260,625
   Sr Note 11-01-08 ...........................................................        9.500      B+            1,000      1,007,500
  Metrocall, Inc.,
   Sr Sub Note 09-15-08 .......................................................       11.000      CCC+          5,000      3,050,000
  Metromedia Fiber Network, Inc.,
   Sr Note (United States) 12-15-09 (E) .......................................       10.000      B+            1,900      1,939,319
   Sr Note 11-15-08 ...........................................................       10.000      B+              900        909,000
  MetroNet Communications Corp.,
   Sr Disc Note, Step Coupon (10.75%, 11-01-02)
     (Canada) 11-01-07 (A) (Y) ................................................         Zero      BBB           4,400      3,668,720
   Sr Note (Canada) 08-15-07 (Y) ..............................................       12.000      BBB           4,000      4,620,000
  Microcell Telecommunications, Inc.,
   Sr Disc Note Ser B, Step Coupon (11.125%, 10-15-02)
     (Canada) 10-15-07 # ......................................................         Zero      B-            2,500      1,119,555
  Nextel Communications, Inc.,
   Sr Disc Note 08-15-04 ......................................................        9.750      B             5,500      5,692,500
   Sr Disc Note, Step Coupon (9.95%, 02-15-03) 02-15-08 (A) ...................         Zero      B             8,875      6,256,875
  Nextel Partners, Inc.,
   Sr Disc Note, Step Coupon (14.00%, 02-01-04) 02-01-09 (A) ..................         Zero      CCC+          2,500      1,618,750
  NEXTLINK Communications, Inc.,
   Sr Disc Note, Step Coupon (9.45%, 04-15-03) 04-15-08 .......................         Zero      B2            4,000      2,480,000
   Sr Disc Note, Step Coupon (12.125%, 12-01-04) 12-01-09 (R) .................         Zero      B             2,900      1,638,500
   Sr Note 11-15-08 ...........................................................       10.750      B             4,500      4,612,500
  NorthEast Optic Network, Inc.,
   Sr Note 08-15-08 ...........................................................       12.750      B-            2,250      2,385,000
  NTL Communications Corp.,
   Sr Note Ser B 10-01-08 .....................................................       11.500      B-            6,300      6,835,500
   Sr Note Ser B, Step Coupon (12.375%, 10-01-03) 10-01-08 (A) ................         Zero      B-            8,500      5,928,750
  Occidente y Caribe Celular S.A.,
   Sr Disc Note Ser B, Step Coupon (14.00%, 03-15-01)
     (Colombia) 03-15-04 (A) (Y) ..............................................         Zero      B             4,000      2,000,000
  Omnipoint Corp.,
   Sr Note 09-15-09 (R) .......................................................       11.500      CCC+          2,000      2,160,000
  ONO Finance Plc,
   Sr Note (United Kingdom) 05-01-09 (R) (Y) ..................................       13.000      CCC+          1,450      1,580,500
   Sr Note (United Kingdom) 05-01-09 (E) (R) ..................................       13.000      CCC+          2,900      3,182,653

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                   John Hancock Funds - Strategic Income Fund

                                                                                                             PAR VALUE
                                                                                     INTEREST   CREDIT         (000s        MARKET
ISSUER, DESCRIPTION                                                                    RATE     RATING*       OMITTED)      VALUE
-------------------                                                                  --------   --------     ---------    ---------
Telecommunications (continued)
  Orange Plc,
   Sr Note (United Kingdom) 08-01-08 (E) ......................................        7.625%     BBB            $400       $427,911
   Sr Note (United Kingdom) 08-01-08 (Y) ......................................        8.000      BBB           6,000      6,090,000
  Orion Network Systems,
   Sr Note 01-15-07 ...........................................................       11.250      B+            5,000      3,700,000
  Primus Telecommunications Group, Inc.,
   Sr Note 10-15-09 (R) .......................................................       12.750      B-            5,500      5,527,500
  Qwest Communications International, Inc.,
   Sr Note Ser B 04-01-07 .....................................................       10.875      BB+           2,867      3,190,398
  RCN Corp.,
   Sr Disc Note, Step Coupon (11.125%, 10-15-02) 10-15-07 (A) .................         Zero      B-            8,400      5,964,000
   Sr Note 10-15-07 ...........................................................       10.000      B-            2,700      2,700,000
  Spectrasite Holdings, Inc.,
   Sr Disc Note, Step Coupon (11.25%, 04-15-04) 04-15-09 (A) ..................         Zero      B-            1,400        714,000
  Telecomunicaciones de Puerto Rico,
   Sr Note 05-15-02 ...........................................................        6.150      BBB           1,000        980,200
  Telecorp PCS, Inc.,
   Sr Disc Note, Step Coupon (11.625%, 04-15-04) 04-15-09 (A) (R) .............         Zero      B3            4,535      2,925,075
  Telewest Communications Plc,
   Sr Disc Note, Step Coupon (9.25%, 04-15-04)
     (United Kingdom) 04-15-09 (A) (R) (Y) ....................................         Zero      B+            3,300      3,316,733
  Teligent, Inc.,
   Sr Note 12-01-07 ...........................................................       11.500      CCC           5,000      4,800,000
  Time Warner Telecom LLC,
   Sr Note 07-15-08 ...........................................................        9.750      B             1,250      1,287,500
  Tritel PCS, Inc.,
   Sr Disc Note, Step Coupon (12.75%, 05-15-04) 05-15-09 (A) (R) ..............         Zero      B3            2,500      1,600,000
  United Pan-Europe Communications N.V.,
   Sr Disc Note, Step Coupon (13.375%, 11-01-04)
     (Netherlands) 11-01-09 (E) (R) ...........................................         Zero      B-            5,900      3,311,781
   Sr Note (Netherlands) 11-01-07 (E) (R) .....................................       10.875      B-            3,900      4,073,967
   Sr Note (Netherlands) 11-01-09 (E) (R) .....................................       11.250      B-            3,400      3,543,105
  VersaTel Telecom International N.V.,
   Sr Note (Netherlands) 05-15-08 (Y) .........................................       13.250      B-            2,400      2,520,000
   Sr Note Ser EU (Netherlands) 07-15-09 (E) ..................................       11.875      B-            2,800      2,938,995
  Viatel, Inc.,
   Sr Note Ser B (United States) 03-15-09 (E) .................................       11.500      B-            2,000      2,023,769
   Sr Note 04-15-08 ...........................................................       11.250      B-            5,250      5,197,500
  Williams Communications Group, Inc.,
   Sr Note 10-01-09 ...........................................................       10.875      BB-           7,500      7,837,500
  Winstar Communications, Inc.,
   Sr Disc Note, Step Coupon (14.00%, 10-15-00) 10-15-05 (A) ..................         Zero      CCC+          2,600      2,366,000
  Winstar Equipment Corp.,
   Sec Note 03-15-04 ..........................................................       12.500      CCC+          1,400      1,463,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                   John Hancock Funds - Strategic Income Fund

                                                                                                          PAR VALUE
                                                                                     INTEREST   CREDIT      (000s         MARKET
ISSUER, DESCRIPTION                                                                    RATE     RATING*    OMITTED)       VALUE
-------------------                                                                  --------   --------  ---------    -------------
Telecommunications (continued)
  Worldwide Fiber, Inc.,
   Sr Note (Canada) 12-15-05 (Y) ..............................................       12.500%     B         $3,750        $3,890,625
                                                                                                                       -------------
                                                                                                                         237,620,336
                                                                                                                       -------------
Telecommunications/Internet Service Providers (0.86%)
  PSINet, Inc.,
   Sr Note 11-01-08 ...........................................................       11.500      B-         4,900         5,096,000
  Verio, Inc.,
   Sr Note 12-01-08 ...........................................................       11.250      B-         5,100         5,329,500
                                                                                                                       -------------
                                                                                                                          10,425,500
                                                                                                                       -------------
Transport (1.12%)
  Continental Airlines, Inc.,
   Sr Note 12-15-05 ...........................................................        8.000      BB-        5,100         4,679,250
  Fine Air Services Corp.,
   Sr Note 06-01-08 ...........................................................        9.875      B          3,900         3,315,000
  North American Van Lines, Inc.,
   Sr Sub Note 12-01-09 (R) ...................................................       13.375      B-         4,500         4,511,250
  Pacific & Atlantic Holdings, Inc.,
   1st Mtg Note (Greece) 05-30-08 (Y) .........................................       11.500      CC         3,000         1,140,000
                                                                                                                       -------------
                                                                                                                          13,645,500
                                                                                                                       -------------
Utilities (3.12%)
  Calpine Corp.,
   Sr Note 04-01-08 ...........................................................        7.875      BB+        2,000         1,890,000
   Sr Note 04-15-09 ...........................................................        7.750      BB+        2,300         2,146,590
  CMS Energy Corp.,
   Sr Note Ser B 11-15-00 .....................................................        7.375      Ba3        4,500         4,479,885
  Connecticut Light & Power Co.,
   Sec Note 06-05-03 (R) ......................................................        8.590      BBB-       2,300         2,315,502
  Midland Funding Corp. I,
   Deb 07-23-02 ...............................................................       10.330      BBB-       5,357         5,533,908
  Midland Funding Corp. II,
   Deb Ser A 07-23-05 .........................................................       11.750      BB         4,000         4,372,360
   Deb Ser B 07-23-06 .........................................................       13.250      BB         5,500         6,551,050
  Monterrey Power S.A. de C.V.,
   Sr Sec Bond (Mexico) 11-15-09 (R) (Y) ......................................        9.625      BB         2,900         2,479,500
  Niagara Mohawk Power Corp.,
   Sec Fac Bond 01-01-18 ......................................................        8.770      BBB        6,910         7,196,281
  PECO Energy Transition Trust,
   Pass Thru Ctf Ser 1999-A Class A-2 03-01-02 ................................        5.630      AAA        1,000           969,375
                                                                                                                       -------------
                                                                                                                          37,934,451
                                                                                                                       -------------
                                                                                        TOTAL BONDS
                                                                              (Cost $1,157,969,353)         (89.95%)   1,095,381,224
                                                                                                            -------    -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                   John Hancock Funds - Strategic Income Fund

                                                                                                      NUMBER OF
                                                                                                       SHARES               MARKET
ISSUER, DESCRIPTION                                                                                  OR WARRANTS             VALUE
-------------------                                                                                  -----------          ----------
COMMON AND PREFERRED STOCKS AND WARRANTS
  Adelphia Business Solutions, Inc., Ser B, 12.875%, Preferred Stock ...................                 3,742            $3,554,900
  Advanced Radio Telecom Corp., Warrant ** .............................................                60,000             1,011,480
  Allegiance Telecom, Inc., Warrant ** .................................................                 3,500               280,000
  American Mobile Satellite Corp., Warrant (R) ** ......................................                 3,000                    --
  American Telecasting, Inc., Warrant ** ...............................................                 4,000                    40
  AMFM, Inc., 7.00%, Preferred Stock ...................................................                20,000             3,995,000
  Capstar Broadcasting Partners, Inc., 12.00%, Preferred Stock .........................                16,989             1,987,713
  COLT Telecom Plc, Warrant (United Kingdom) (R) ** ....................................                 5,000             4,000,000
  Comunicacion Celular S.A., Warrant (Colombia) ** .....................................                 5,000               250,000
  Contour Energy Co., $2.625, Conv Preferred Stock .....................................                40,000               130,000
  Core Cap, Inc., Common Stock (r) ** ..................................................                45,000               729,000
  Core Cap, Inc., Ser A/I, 10.00%, Preferred Stock (r) .................................                45,000             1,077,300
  Credit Lyonnais Capital S.C.A., American Depository Receipt (ADR),
   9.50%, Ser DTC, Preferred Stock (France) (R) ........................................               100,000             2,475,000
  Decorative Home Accents, Inc., Common Stock ** .......................................                 1,000                     1
  DIVA Systems Corp., Warrant ** .......................................................                15,495                30,990
  EarthWatch, Inc., 12.00%, Ser C, Conv Preferred Stock (R) ............................                89,836               808,524
  Granite Broadcasting Corp., 12.75%, Preferred Stock ..................................                 5,446             5,446,000
  ICG Holdings, Inc., 14.00%, Preferred Stock ..........................................                 2,827             2,516,030
  Intermedia Communications, Inc., 13.50%, Ser B, Preferred Stock ......................                 2,107             2,001,650
  Intermedia Communications, Inc., Common Stock ** .....................................                30,000               836,250
  International Wireless Inc., Warrant ** ..............................................                 3,000                    30
  Ionica Plc, Warrant (United Kingdom) (R) # ** ........................................                 8,500                    85
  Key Energy Services, Inc., Warrant ** ................................................                 5,000               125,000
  KLM Royal Dutch Airlines, N.V. Common Stock (Netherlands) ............................                19,930               495,759
  Lasmo Plc, 10.00%, Ser A, ADS, Preferred Stock (United Kingdom) ......................                50,000             1,168,750
  Loral Space & Communications Ltd., Warrant ** ........................................                 5,000                50,000
  LTV Corp., 8.25%, Conv Preferred Stock (R) ...........................................                44,000             2,398,000
  McCaw International Ltd., Warrant ** .................................................                 7,000                17,500
  MetroNet Communications Corp., Warrant (Canada) (R) ** ...............................                 2,250               258,750
  Nextel Communications, Inc. (Class A), Common Stock ** ...............................                12,394             1,228,555
  Nextel Communications, Inc., 11.125%, Ser E, Preferred Stock .........................                 2,022             2,042,220
  Nextel Communications, Inc., 13.00%, Ser D, Preferred Stock ..........................                 2,657             2,842,990
  NEXTLINK Communications, Inc., 14.00%, Preferred Stock ...............................               123,536             6,115,032
  Northeast Utilities, Common Stock ** .................................................                75,000             1,584,375
  Northwest Airlines Corp., Common Stock ...............................................               150,000             3,515,625
  NTL, Inc., 13.00%, Ser B, Preferred Stock ............................................                 5,332             5,545,280
  Occidente y Caribe Celular S.A., Warrant (R) ** ......................................                16,000               240,000
  ONO Finance Plc, Warrant (United Kingdom) (R) ** .....................................                 1,450                10,150
  ONO Finance Plc, Warrant (United Kingdom) (R) ** .....................................                 2,900                20,439
  Packaging Corp. of America, 12.375%, Preferred Stock .................................                12,168             1,326,312
  PG&E Corp., Common Stock .............................................................                25,622               573,292
  Powertel, Inc., Warrant ** ...........................................................                 2,880                23,040
  PRIMEDIA, Inc., 8.625%, Ser H, Preferred Stock .......................................                25,000             2,175,000
  Qantas Airways Ltd., ADR (Australia) Common Stock ....................................                13,800               362,301
  RCN Corp., Common Stock ** ...........................................................                40,000             1,805,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                   John Hancock Funds - Strategic Income Fund

                                                                                                      NUMBER OF
                                                                                                       SHARES               MARKET
ISSUER, DESCRIPTION                                                                                  OR WARRANTS             VALUE
-------------------                                                                                  -----------          ----------
COMMON AND PREFERRED STOCKS AND WARRANTS (continued)
  Renaissance Cosmetics, Warrant ** ....................................................                 4,000                    $4
  Rural Cellular Corp., 11.375%, Ser B, Preferred Stock ................................                 2,069             2,110,380
  SFX Entertainment, Inc. (Class A), Common Stock ** ...................................                41,200             1,390,500
  SpinCycle, Inc., Warrant (R) .........................................................                 3,625                    36
  Station Casinos, Inc., Common Stock ..................................................                16,210               389,040
  Teletrac, Inc., Warrant ** ...........................................................                 2,000                    --
  TLC Beatrice International Holdings (Class A), Common Stock (r) ** ...................                20,000               175,800
  Valero Energy Corp., Common Stock ....................................................                46,250               959,688
  VersaTel Telecom B.V., Warrant (R) ** ................................................                 2,400               696,000
  Viatel, Inc., Common Stock ** ........................................................                 6,068               254,856
                                                                                                                      --------------
                                          TOTAL COMMON AND PREFERRED STOCKS AND WARRANTS
                                                                      (Cost $62,263,622)                 (5.83%)          71,029,667
                                                                                                         -----        --------------

                                                                                                    PAR VALUE
                                                                                INTEREST              (000s
                                                                                  RATE               OMITTED)
                                                                                --------            ----------
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (1.98%)
  Investment in a joint repurchase agreement transaction with Barclay's, Inc. -
   Dated 11-30-99, due 12-01-99 (Secured by U.S. Treasury Bonds, 7.500% thru
   11.625%, due 11-15-04 thru 11-15-22 and U.S. Treasury Notes, 6.625% thru
   7.500%, due 03-31-02 thru 02-15-05) - Note A................................   5.690%               $24,044            24,044,000
                                                                                                                      --------------

Corporate Savings Account (0.00%)
  Investors Bank & Trust Company
   Daily Interest Savings Account
   Current Rate 4.50%........................................................                                                    730
                                                                                                                      --------------
                                                            TOTAL SHORT-TERM INVESTMENTS                 (1.98%)          24,044,730
                                                                                                     ---------        --------------
                                                                       TOTAL INVESTMENTS                (97.76%)       1,190,455,621
                                                                                                     ---------        --------------
                                                       OTHER ASSETS AND LIABILITIES, NET                 (2.24%)          27,316,246
                                                                                                     ---------        --------------
                                                                        TOTAL NET ASSETS               (100.00%)      $1,217,771,867
                                                                                                     =========        ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                   John Hancock Funds - Strategic Income Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

* Credit ratings are unaudited and rated by Moody's Investor Services or John Hancock Advisers, Inc. where Standard & Poor's ratings are not available.

**  Non-income producing security.

*** Represents rate in effect on November 30, 1999.

# Par value of foreign bonds or warrants is expressed in local currency, as shown parenthetically in security description.

(A) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(E) Parenthetical disclosure of a country in the security description represents country of issuer; however, security is euro denominated.

(R) These securities are exempt from registration under rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $100,080,722 or 8.22% of the fund's net assets as of November 30, 1999.

(Y) Parenthetical disclosure of a foreign country in the security description represents country of foreign issuer; however, security is U. S. dollar denominated.

(r) Direct placement securities are restricted as to resale. They have been valued at fair value by the Trustees after considerations of restrictions as to resale, financial condition and prospects of the issuer, general market conditions and pertinent information in accordance with the Fund's By-Laws and the Investment Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities.

    Additional information on each restricted security is as follows:

                                                                                                      MARKET
                                                                                                    VALUE AS A
                                                                                                    PERCENTAGE         MARKET
                                                                       ACQUISITION   ACQUISITION     OF FUND'S       VALUE AS OF
     ISSUER, DESCRIPTION                                                  DATE          COST        NET ASSETS    NOVEMBER 30, 1999
     -------------------                                               -----------   -----------   ------------   -----------------
     Core Cap, Inc., Common Stock...................................     10-31-97     $900,000        0.06%            $729,000
     Core Cap, Inc., Ser A/I 10.00%, Preferred Stock................     10-31-97    1,125,000        0.09            1,077,300
     TLC Beatrice International Holdings (Class A), Common Stock ...     11-25-87      166,000        0.01              175,800

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

                       SEE NOTES TO FINANCIAL STATEMENTS.

==============================FINANCIAL STATEMENTS==============================

                   John Hancock Funds - Strategic Income Fund

Portfolio Concentration (Unaudited)
--------------------------------------------------------------------------------

The Strategic Income Fund invests primarily in securities issued in the United States of America. The performance of this Fund is closely tied to the economic and financial conditions within the countries in which it invests. The concentration of investments by industry category for individual securities held by the Fund is shown in the schedule of investments.

In addition, the concentration of investments can be aggregated by various countries. The table below shows the percentages of the Fund's investments at November 30, 1999 assigned to country categories.

                                                                 MARKET VALUE
                                                               AS A PERCENTAGE
                                                                   OF FUND'S
COUNTRY DIVERSIFICATION                                           NET ASSETS
-----------------------                                      ------------------
   Argentina..............................................          0.66%
   Australia..............................................          0.93
   Brazil.................................................          0.07
   Canada.................................................          5.71
   Cayman Islands.........................................          0.08
   Colombia...............................................          0.46
   Costa Rica.............................................          0.06
   France.................................................          0.16
   Greece.................................................          0.09
   Ireland................................................          0.20
   Luxembourg.............................................          0.20
   Mexico.................................................          0.42
   Netherlands............................................          2.36
   Panama.................................................          0.11
   South Africa...........................................          0.54
   United Kingdom.........................................         10.57
   United States..........................................         75.14
                                                                --------
                                         TOTAL INVESTMENTS         97.76%
                                                                ========

Additionally, the concentration of investments can be aggregated by the quality rating for each debt security.

                                                                 MARKET VALUE
                                                               AS A PERCENTAGE
                                                                   OF FUND'S
QUALITY DISTRIBUTION                                              NET ASSETS
--------------------                                         ------------------
   AAA.....................................................        40.69%
   BBB....................................................          2.52
   BB.....................................................          8.98
   B......................................................         34.35
   CCC....................................................          3.14
   CC.....................................................          0.27
                                                                --------
                                               TOTAL BONDS         89.95%
                                                                ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

==========================NOTES TO FINANCIAL STATEMENTS=========================

                   John Hancock Funds - Strategic Income Fund

(UNAUDITED)
NOTE A -
ACCOUNTING POLICIES

John Hancock Strategic Series (the "Trust") is an open-end management investment company, registered under the Investment Company Act of 1940. The Trust consists of one series: John Hancock Strategic Income Fund (the "Fund"). The investment objective of the Fund is a high level of current income.

   The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

   Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign Currency Translation" below. The Fund may invest in indexed securities, whose value is linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes and are accrued, as applicable.

FEDERAL INCOME TAXES The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income which is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $15,375,362 of capital loss carryforwards available, to the extent provided by regulations, to offset future net realized capital gains. To the extent such carryforwards are used by the Fund, no capital gains distributions will be made. The carryforwards expire as follows: May 31, 2003 -- $15,108,354 and May 31, 2004 -- $267,008. Additionally,
net capital losses of $3,759,669 attributable to security transactions incurred after October 31, 1998 are treated as arising on the first day (June 1, 1999) of the Fund's next taxable year.

DIVIDENDS, INTEREST AND DISTRIBUTIONS Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund is made aware of the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

   The Fund records all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund with respect to each class of shares will be

==========================NOTES TO FINANCIAL STATEMENTS=========================

                   John Hancock Funds - Strategic Income Fund

calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) are calculated at the Fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

DISCOUNT ON SECURITIES The Fund accretes discount from par value on securities from either the date of issuance or the date of purchase over the life of the security, as required by the Internal Revenue Code.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amounts of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

BANK BORROWINGS The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund entered into a syndicated line of credit agreement with various banks that enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks which permit borrowings up to $500 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity for the period ended November 30, 1999.

FOREIGN CURRENCY TRANSLATION All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions.

   The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

   Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund's daily net assets. The Fund records realized gains and losses at the time the forward foreign currency contract is closed out or offset by a matching contract. Risks may arise upon entering these contracts from potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

   These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transaction.

   At November 30, 1999, open forward foreign currency exchange contracts were as follows:

==========================NOTES TO FINANCIAL STATEMENTS=========================

                   John Hancock Funds - Strategic Income Fund

                                                                 UNREALIZED
                            PRINCIPAL AMOUNT    EXPIRATION      APPRECIATION/
CURRENCY                   COVERED BY CONTRACT     MONTH       (DEPRECIATION)
--------                   -------------------     -----       --------------
BUYS
British Pound Sterling           1,636,813         DEC 99            ($79,336)
British Pound Sterling           1,585,542         FEB 00             (21,563)
Canadian Dollar                 63,955,815         DEC 99              64,697
Canadian Dollar                  3,791,500         JAN 00              24,180
Euro Currency                   12,839,625         FEB 00            (441,105)
                                                              ---------------
                                                                    ($453,127)
                                                              ===============
SELLS
British Pound Sterling          42,407,624         DEC 99            $718,011
British Pound Sterling          18,622,686         JAN 00           1,109,540
British Pound Sterling          29,991,458         FEB 00           1,188,483
British Pound Sterling           1,572,743         MAR 00              46,181
Canadian Dollar                 63,955,815         DEC 99            (321,568)
Canadian Dollar                  3,791,500         JAN 00             (11,400)
Euro Currency                   12,839,625         FEB 00             820,116
                                                              ---------------
                                                                   $3,549,363
                                                              ===============

FINANCIAL FUTURES CONTRACTS The Fund may buy and sell financial futures contracts for speculative purposes and/or to hedge against the effects of fluctuations in interest rates, currency exchange rates and other market conditions. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. At the time the Fund enters into a financial futures contract, it will be required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin," equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price on the board of trade or U.S. commodities exchange on which it trades. Subsequent payments to and from the broker, known as "variation margin," are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," will be recorded by the Fund as unrealized gains or losses.

   When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuation imposed by an exchange.

   For federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses can be affected as a result of futures contracts.

   At November 30, 1999, there were no open positions in financial futures contracts.

OPTIONS The Fund may purchase or sell option contracts. Listed options will be valued at the last quoted sales price on the exchange on which they are primarily traded. Over-the-counter options are valued at the mean between the last bid and asked prices. Upon the writing of a call or put option, an amount equal to the premium received by the Fund will be included in the Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability will be subsequently marked to market to reflect the current market value of the written option.

   The Fund may use option contracts to manage its exposure to the stock market. Writing puts and buying calls will tend to increase the Fund's exposure to the underlying instrument and buying puts and writing calls will tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments.

   The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or "notional") amount of each contract at value will reflect the maximum exposure of the Fund in these contracts, but the actual exposure will be limited to the change in value of the contract over the period the contract remains open.

   Risks may also arise if counterparties do not perform under the contract's terms ("credit risk"), or if the Fund is unable to offset a contract with a counterparty on a timely basis ("liquidity risk"). Exchange-traded options have minimal credit risk as the exchanges act as counterparties to each transaction, and only present liquidity risk in

==========================NOTES TO FINANCIAL STATEMENTS=========================

                   John Hancock Funds - Strategic Income Fund

highly unusual market conditions. To minimize credit and liquidity risks in over-the-counter option contracts, the Fund will continuously monitor the creditworthiness of all its counterparties.

   At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Fund's period-end Statement of Assets and Liabilities.

   At November 30, 1999, there were no open written option transactions.

NOTE B -
MANAGEMENT FEE AND TRANSACTIONS
WITH AFFILIATES AND OTHERS

Under the present investment management contract, the Fund pays a monthly management fee to the Adviser for a continuous investment program equivalent, on an annual basis, to the sum of: (a) 0.60% of the first $100,000,000 of the Fund's average daily net asset value, (b) 0.45% of the next $150,000,000, (c) 0.40% of the next $250,000,000, (d) 0.35% of the next $150,000,000 and (e) 0.30%
of the Fund's average daily net asset value in excess of $650,000,000.

   The Fund has a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. For the period ended November 30, 1999, net sales charges received with regard to sales of Class A shares amounted to $566,368. Out of this amount, $62,188 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $202,712 was paid as sales commissions to unrelated broker-dealers and $301,468 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer, formerly known as John Hancock Distributors, Inc. The Adviser's indirect parent, John Hancock Mutual Life Insurance Company ("JHMLICo"), is the indirect sole shareholder of Signator Investors.

   Class B shares which are redeemed within six years of purchase will be subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses related to providing distribution related services to the Fund in connection with the sale of Class B shares. For the period ended November 30, 1999, contingent deferred sales charges paid to JH Funds amounted to $882,082.

   Class C shares which are redeemed within one year of purchase will be subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses related to providing distribution related services to the Fund in connection with the sale of Class C shares. For the period ended November 30, 1999, contingent deferred sales charges paid to JH Funds amounted to $8,667.

   In addition, to reimburse JH Funds for the services it provides as distributor of shares of the Fund, the Fund has adopted a Distribution Plan with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments to JH Funds for distribution and service expenses, at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets, to reimburse JH Funds for its distribution and service costs. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

   The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHMLICo. The Fund pays transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.

   The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of less than 0.02% of the average net assets of the Fund.

   Mr. Stephen L. Brown, Ms. Maureen R. Ford, Ms. Anne C. Hodsdon and Mr. Richard S. Scipione are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees

==========================NOTES TO FINANCIAL STATEMENTS=========================

                   John Hancock Funds - Strategic Income Fund

may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund will make investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses.

NOTE C -
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities, other than obligations of the U.S. government and its agencies and short-term securities, during the period ended November 30, 1999, aggregated $152,828,395 and $178,600,538, respectively. Purchases and proceeds from sales of obligations of the U.S. government and its agencies aggregated $51,145,242 and $17,469,766, respectively, during the period ended November 30, 1999.

   The cost of investments owned at November 30, 1999 (including the joint repurchase agreement) for federal income tax purposes was $1,237,983,974. Gross unrealized appreciation and depreciation of investments aggregated $26,596,689 and $74,125,772, respectively, resulting in net unrealized depreciation of $47,529,083.

NOTE D -
REORGANIZATIONS

On February 10, 1999, the shareholders of John Hancock World Bond Fund ("World Bond Fund") approved a plan of reorganization between World Bond Fund and the Fund providing for the transfer of substantially all of the assets and liabilities of the World Bond Fund to the Fund in exchange solely for Class A and Class B shares of the Fund. The acquisition was accounted for as a tax-free exchange of 2,798,003 Class A shares and 1,568,516 Class B shares of the Fund for the net assets of World Bond Fund, which amounted to $21,151,500 and $11,857,194 for Class A and Class B shares, respectively, including $263,975 of unrealized depreciation, after the close of business on February 19, 1999.

   On October 13, 1999, the shareholders of John Hancock Short-Term Strategic Income Fund ("Short-Term Strategic Income Fund") approved a plan of reorganization between Short-Term Strategic Income Fund and the Fund providing for the transfer of substantially all of the assets and liabilities of the Short-Term Strategic Income Fund to the Fund in exchange solely for Class A, Class B and Class C shares of the Fund. The acquisition was accounted for as a tax-free exchange of 5,170,719 Class A shares, 1,722,175 Class B shares and 8,131 Class C shares of the Fund for the net assets of Short-Term Strategic Income Fund, which amounted to $37,103,528, $12,357,813 and $58,348 for Class A, Class B and Class C shares, respectively, including $1,324,120 of unrealized depreciation, after the close of business on October 22, 1999.

======================================NOTES=====================================

                   John Hancock Funds - Strategic Income Fund

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[LOGO] JOHN HANCOCK FUNDS                                            Bulk Rate
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101 HUNTINGTON AVENUE, BOSTON, MA 02199-7603                       Randolph, MA
1-800-225-5291  1-800-554-6713 (TDD)                               Permit No. 75
INTERNET: www.jhfunds.com                                          -------------

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   This report is for the information of shareholders of the John Hancock
Strategic Income Fund. It may be used as sales literature when preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.

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